ADVISOR’S EDGE VARIABLE ANNUITY

Issued by

Peoples Benefit Life Insurance Company

Supplement Dated August 22, 2003

to the

Prospectus dated May 1, 2003

On or about September 15, 2003, Templeton Investment Counsel, LLC. is scheduled to be added as a co-sub-adviser to Great Companies—Global2. At that time, the Great Companies—Global2 subaccount will be renamed “Templeton Great Companies Global.”

This Prospectus Supplement must be accompanied

by the Prospectus for the

Advisor’s Edge Variable Annuity dated May 1, 2003

ADVISOR’S EDGE SELECT VARIABLE ANNUITY

Issued by

Peoples Benefit Life Insurance Company

Supplement Dated August 22, 2003

to the

Prospectus dated May 1, 2003

On or about September 15, 2003, Templeton Investment Counsel, LLC. is scheduled to be added as a co-sub-adviser to Great Companies—Global2. At that time, the Great Companies—Global2 subaccount will be renamed “Templeton Great Companies Global.”

This Prospectus Supplement must be accompanied

by the Prospectus for the

Advisor’s Edge Select Variable Annuity dated May 1, 2003